ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	$ 5,862	$ 5,397
Operating lease receivables	5,631	6,798
Total lease receivables	11,493	12,195
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	520	454
Operating lease receivables	1,151	1,349
Total lease receivables	1,671	1,803
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	508	449
Operating lease receivables	1,002	1,162
Total lease receivables	1,510	1,611
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	483	440
Operating lease receivables	849	963
Total lease receivables	1,332	1,403
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	469	413
Operating lease receivables	741	792
Total lease receivables	1,210	1,205
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	461	404
Operating lease receivables	613	672
Total lease receivables	1,074	1,076
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Finance lease receivables	3,421	3,237
Operating lease receivables	1,275	1,860
Total lease receivables	$ 4,696	$ 5,097